Available-For-Sale Securities (Tables)	12 Months Ended
Sep. 30, 2018
Investments, Debt and Equity Securities [Abstract]
Interest-Bearing Investments in Available-for-Sale Securities

Available-for-sale securities consist of the following interest-bearing investments:

	As of September 30, 2018
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Corporate bonds	$48,252	$—	$721	$47,531
Money market funds	30,883	—	—	30,883
U.S. government treasuries	23,656	—	398	23,258
U.S. agency securities	16,297	—	264	16,033
Asset backed obligations	9,312	—	135	9,177
Supranational and sovereign debt	4,508	—	74	4,434

Total(1)	$132,908	$—	$1,592	$131,316

(1)

Available-for-sale securities with maturities longer than 90 days from the date of acquisition were classified as short-term interest-bearing investments and available-for-sale securities with maturities of 90 days or less from the date of acquisition were included in cash and cash equivalents on the Company’s balance sheet. As of September 30, 2018, $100,433 of securities were classified as short-term interest-bearing investments and $30,883 of securities were classified as cash and cash equivalents.

	As of September 30, 2017
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Corporate bonds	$98,367	$176	$158	$98,385
U.S. government treasuries	84,558	—	195	84,363
U.S. agency securities	60,794	—	148	60,646
Money market funds	52,504	—	—	52,504
Asset backed obligations	47,108	—	34	47,074
Commercial paper and certificates of deposit	33,448	—	—	33,448
Supranational and sovereign debt	8,819	—	42	8,777

Total(1)	$385,598	$176	$577	$385,197

(1)

Available-for-sale securities with maturities longer than 90 days from the date of acquisition were classified as short-term interest-bearing investments and available-for-sale securities with maturities of 90 days or less from the date of acquisition were included in cash and cash equivalents on the Company’s balance sheet. As of September 30, 2017, $329,997 of securities were classified as short-term interest-bearing investments and $55,200 of securities were classified as cash and cash equivalents.

Available-for-Sale Securities Debt Maturities Market Value

As of September 30, 2018, the Company’s available-for-sale securities had the following maturity dates:

Market Value
Due within one year	$63,069
1 to 2 years	44,615
2 to 3 years	20,255
3 to 4 years	2,382
Thereafter	995

$131,316